Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 28	$ 1,764
Prepaid expenses and other current assets	82	173
Assets held for sale		1,305
Total Current Assets	110	3,242
Equipment, net	44	49
Goodwill	510
Intangibles, net	1,385
Other assets	417	24
Total Assets	2,466	3,315
Current Liabilities:
Accounts payable	1,020	490
Accrued expenses and other current liabilities	1,775	1,067
Accrued preferred stock dividends payable	24	152
Total Current Liabilities	2,819	1,709
Contingent earn-out liability	538
Stock obligation to related party (see Note 8 )	4,879
Commitments and contingencies
Stockholders' Equity (Deficit):
Convertible preferred stock, 5,000,000 shares authorized, $.001 par value; Series B Preferred - 230 shares issued and outstanding, liquidation preference of $2,300, at December 31, 2010; Series F Preferred - 1,500 shares issued and outstanding, liquidation preference of $1,524, at December 31, 2011
Common stock, 70,000,000 shares authorized, $.01 par value; 53,997,779 and 33,047,405 shares issued and outstanding at December 31, 2011 and 2010, respectively	540	330
Additional paid-in capital	82,042	74,002
Accumulated deficit	(86,102)	(69,621)
Stockholders' Equity before Note Receivable	(3,520)	4,711
Note receivable for shares issued	(2,250)	(3,105)
Total Stockholders' Equity (Deficit)	(5,770)	1,606
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,466	$ 3,315